Share-Based Compensation	12 Months Ended
Jun. 30, 2026
Share-Based Compensation[Abstract]
Share-based compensation

10. Share-based compensation

2025 Share Incentive Plan

On October 30, 2025, the Company’s board of directors adopted, subject to approval by the shareholders, the 2025 share incentive plan (the “2025Plan”), to provide for the grant of a variety of share-based awards, including share options, restricted shares, restricted share units ( the “RSUs”) and other types of share-based awards, as may be determined by the Compensation Committee or the Board of Directors. The maximum number of ordinary shares that may be issued under the 2025 Plan is 3,300,000 ordinary shares of the Company, par value $0.0001 each, subject to adjustment in the event of share splits, recapitalizations or similar events. As of June 30, 2026, in total of two participants were granted 240,000 of restricted share units for their services provided for the Company. Each restricted share unit represents the right to receive one common share. The fair value of each restricted share unit is the market price of one common share of the Company on the date of grant.

On January 1, 2026, the Company entered into consulting agreements with two external consultants, pursuant to which each consultant is eligible to receive 20,000 RSUs per calendar month over the twelve-month service period commencing January 1, 2026. The RSUs are granted monthly and vest quarterly, with all RSUs granted during each calendar quarter vesting on the last business day of such quarter, subject to the consultants’ continued service and satisfaction of the applicable service conditions through the respective vesting date. The Company determined the fair value of the RSUs granted under the 2025 Plan based on the closing market price of the Company’s ordinary shares on the respective grant date.

A summary of the Company’s RSU activity for the year ended June 30, 2026 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
		RMB
Unvested as of June 30, 2025	-	-
Granted	240,000	4.4
Vested	(240,00)	4.4
Forfeited or expired	-	-
Exercisable as of June 30, 2026	-	-

As of June 30, 2026, 120,000 RSUs had vested but remained unsettled. For the year ended June 30, 2026, the Company recognized share-based compensation expense of RMB1,087,987 (US$160,349) in general and administrative expenses.